Parent Company Financials	12 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY FINANCIALS

NOTE 12 – PARENT COMPANY FINANCIALS

The following schedules present the parent company’s balance sheets as of June 30, 2020 and 2019, the statements of operations, and the statement of cash flows for the years ended June 30, 2020 and 2019:

	June 30, 2020	June 30, 2019
Cash	$315,735	$671,557
Long term investment in subsidiaries	2,970,453	4,500,480
Restricted cash / escrow	600,000	600,000
Total Assets	$3,886,188	$5,772,037

Accrued expenses and other payables	$3,752	$750
Total liabilities	3,752	750

Common stock	$20,944	$20,944
Additional paid-in capital	11,104,666	5,739,948
Accumulated other comprehensive income	170,207	-
Retained earnings (accumulated deficit)	(7,413,381)	10,395
Total Stockholders’ Equity	3,882,436	5,711,287

Total Liabilities and Stockholders’ Equity	$3,886,188	$5,772,037

	For the Years Ended June 30,
	2020	2019
Revenue	$-	$-
Cost of goods sold	-	-
Gross profit	-	-

Selling expenses	-	-
General and administrative expenses	361,855	22,899
Total operating expenses	361,855	22,899

Other income (expenses):
Equity loss in subsidiaries	(1,504,430)	-
Other expense	(805)	(520)
Interest income	8,995	47,182
Total other (expenses) income	(1,496,240)	46,662

Income tax	5,158	-
Net income (loss)	$(1,863,253)	$23,764

	For the Years Ended
	June 30,
	2020	2019

CASH FLOW FROM OPERATIONG ACTIVITIES:
Net income (loss)	$(1,863,253)	$23,764
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Investment loss from subsidiaries	1,504,430	-

Changes in assets and liabilities:
Accrued expenses and other payables	3,001	-

Net cash provided by (used in) operating activities	(355,822)	23,764

Cash flows from investing activities:
Investment into subsidiary	-	(4,500,480)

Net cash used in investing activities	-	(4,500,480)

Cash flows from financing activities:
Proceeds from issuance of common stock	-	5,748,273
Increase in escrow	-	(600,000)

Net cash provided by financing activities	-	5,148,273

Net (decrease) increase in cash and restricted cash	(355,822)	671,557

Cash and restricted cash, beginning of period	1,271,557	-

Cash and restricted cash, end of period	$915,735	$671,557

Supplemental disclosures of cash flow information:
Cash paid for interest	$-	$-
Cash paid for income tax	$-	$-

Investment in subsidiaries in the parent company’s balance sheet at June 30, 2020 is stated at cost plus equity in undistributed earnings of subsidiaries and VIE. The parent company’s share of net income and net loss of its subsidiaries and VIE is included in the statement of operations of the parent company for the year ended June 30, 2020 using the equity method.

As of June 30, 2020, the parent company has no purchase commitment, capital commitment and operating lease commitment.

The ability of the parent company’s Chinese operating subsidiaries to pay dividends may be restricted due to the foreign exchange control policies and availability of cash balances of the Chinese operating subsidiaries. As a significant portion of the Company’s operations and revenues are conducted and generated in the PRC, a significant portion of the revenues being earned and currency received are denominated in RMB. RMB is subject to the exchange control regulation in the PRC and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars.